Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Jul. 15, 2024	Jun. 30, 2024
Purchase commitments
Total		¥ 139,729
Less than one year		129,729
1-2 Years		6,667
2-3 Years		3,333
3-5 Years		0
Over 5 Years		0
Capital commitments
Total		44,405
Less than one year		44,405
1-2 Years		0
2-3 Years		0
3-5 Years		0
Over 5 Years		¥ 0
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Investment commitments
Equity interest percentage		51.00%
Hubei Dongjun Automotive Electronics Technology Co., Ltd. | Subsequent events
Investment commitments
Equity interest percentage	51.00%
Investment commitments
Investment commitments
Total		¥ 23,500
Less than one year		23,500
1-2 Years		0
2-3 Years		0
3-5 Years		0
Over 5 Years		¥ 0